Financial expense, net (Tables)	12 Months Ended
Dec. 31, 2022
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
Financial income	2022	2021	2020
Interest income from loans and credits	1,641	2,066	6,651
Interest rates benefits derivatives: cash flow hedges	3,928	689	401
Total	5,569	2,755	7,052

Financial expenses
	For the year ended December 31,
Financial expenses	2022	2021	2020
Interest on loans and notes	(292,043)	(302,558)	(316,237)
Interest rates losses derivatives: cash flow hedges	(41,220)	(58,712)	(62,149)
Total	(333,263)	(361,270)	(378,386)

Other financial income/(expense), net
The following table sets out Other financial income/(expense), net for the years 2022, 2021 and 2020:

	For the year ended December 31,
Other financial income/(expense), net	2022	2021	2020
Other financial income	27,938	32,321	162,290
Other financial losses	(21,435)	(16,571)	(121,415)
Total	6,503	15,750	40,875